Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash	R$ 277,500	R$ 270,310
Cash equivalents	6,585,184	7,292,941
Total	6,862,684	7,563,251
Time deposits	6,225,547	5,859,969
Bank certificates of deposit (CDBs)	348,318	1,319,321
Repurchase agreements	1,307	1,586
Other	10,012	112,065
Cash equivalents	R$ 6,585,184	R$ 7,292,941